FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Plan’s estimates of fair value for financial assets are based on the framework established in the fair value accounting guidance. Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and gives the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect the Plan’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.
Certain investments are measured at fair value on a recurring basis in the statements of net assets available for benefits. The following methods and assumptions were used to estimate the fair values:
Mutual funds, common stock and other investments — These investments are classified as Level 1 and consist of various publicly-traded mutual funds, common stock and interest-bearing cash. Mutual funds and common stock are valued at quoted market prices and are actively traded. Interest-bearing cash, primarily consisting of publicly traded money-market funds, is valued at cost plus accrued interest.
Common/collective trusts — These investments consist of various collective investment trust funds. The underlying investments in these collective investment trust funds primarily include intermediate and long-term debt securities, corporate debt securities, equity securities and fixed income securities. The overall fair value of the common/collective trusts are valued at the net asset value (“NAV”) as a practical expedient, which is based on the fair value of the underlying securities owned by the fund less liabilities and divided by the number of shares outstanding. Participant transactions may occur daily and there are no unfunded commitments, redemption restrictions or notice period requirements.
Stable value fund — The Plan provides participants a stable value investment option managed by Fidelity. The Managed Income Portfolio II Fund of the Fidelity Group for Employee Benefit Plans (the “Fund”) also invests in synthetic guaranteed investment contracts and is a portfolio of financial instruments. The Fund is valued using NAV as a practical expedient to estimate fair value. The redemption frequency is daily and there are no unfunded commitments, or redemption restrictions. There is no redemption notice period for the individual participant level; however, there is up to a 12-month redemption notice period for the Plan level.
The fair values of the Plan’s investments measured at fair value on a recurring basis and their respective level within the fair value hierarchy as of December 31, 2025 and 2024 were as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Pentair common stock	$50,460,578	$—	$—	$50,460,578
Interest-bearing cash	318,195	—	—	318,195
Mutual funds	98,734,400	—	—	98,734,400
Net investments in fair value hierarchy	149,513,173	—	—	149,513,173
Investments valued at NAV				842,636,451
Total investments at fair value	$149,513,173	$—	$—	$992,149,624

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Pentair common stock	$54,118,380	$—	$—	$54,118,380
Interest-bearing cash	187,320	—	—	187,320
Mutual funds	90,570,746	—	—	90,570,746
Net investments in fair value hierarchy	144,876,446	—	—	144,876,446
Investments valued at NAV				756,355,672
Total investments at fair value	$144,876,446	$—	$—	$901,232,118